Fair value of financial assets and liabilities - Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial assets and liabilities [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 127	€ 63
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	127	63
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	54	47
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 73	€ 17